Principal Accounting Policies (Convenience Translation, Cash and Cash Equivalents, Short-term Investments, Restricted Cash, Time Deposits and Restricted Time Deposits) (Details)	12 Months Ended
	Jun. 30, 2016 CNY (¥)	Oct. 07, 2016	Jun. 30, 2015 CNY (¥)
Schedule of Principal Accounting Policies [Line Items]
Exchange rate RMB for US dollar	6.6459
Cash and cash equivalents, maximum of original maturity	3 months
Money market funds, maximum of weighted average maturity	90 days
Short-term investment balances	¥ 0		¥ 0
Short-term wealth management products, maximum of original maturity	90 days
Cash deposits classified as restricted cash	¥ 0		6,103,000
Time deposits, minimum of original maturity	3 months
Time deposits treated as restricted time deposits	¥ 215,741,000		435,024,000
Time deposits placed with banks	¥ 348,000,000		¥ 100,000,000
Subsequent Event [Member]
Schedule of Principal Accounting Policies [Line Items]
Exchange rate RMB for US dollar		6.6685